UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02319
______________________________________________

Fort Dearborn Income Securities, Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606-2807 (Name and address of agent for service)

Copy to: Bruce G. Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments

Fort Dearborn Income Securities, Inc.

Industry diversification (unaudited)
As a percentage of net assets as of June 30, 2011

Bonds
Corporate bonds
Aerospace & defense	0.37%
Auto components	0.53
Automobiles	1.59
Banks	0.32
Beverages	0.37
Biotechnology	0.10
Building products	0.36
Capital markets	3.33
Chemicals	0.22
Commercial banks	4.97
Commercial services & supplies	0.86
Communications equipment	0.89
Consumer finance	1.16
Diversified financial services	5.17
Diversified telecommunication services	5.21
Electric utilities	5.16
Energy equipment & services	0.85
Food & staples retailing	2.27
Food products	1.29
Health care providers & services	1.69
Household durables	0.59
Insurance	5.16
Leisure equipment & products	0.26
Machinery	0.23
Media	5.23
Metals & mining	1.85
Multiline retail	0.50
Multi-utilities	0.77
Office electronics	0.43
Oil, gas & consumable fuels	8.49
Paper & forest products	0.79
Pharmaceuticals	1.39
Road & rail	0.52
Software	0.44
Tobacco	2.02
Transportation	0.33
Wireless telecommunication services	1.09

Total corporate bonds	66.80
Asset-backed securities	0.60
Commercial mortgage-backed securities	1.06
Mortgage & agency debt securities	5.44
Municipal bonds	5.87
US government obligations	16.57
Non-US government obligations	2.32

Total bonds	98.66
Preferred stock	0.03
Short-term investment	0.26

Total investments	98.95
Cash and other assets, less liabilities	1.05

Net assets	100.00%

Fort Dearborn Income Securities, Inc. — Portfolio of investments
June 30, 2011 (unaudited)

	Face
Security description	amount	Value

Bonds — 98.66%
Corporate bonds — 66.80%
Australia — 0.33%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$355,000	$470,389

Austria — 0.30%
PE Paper Escrow GmbH,
12.000%, due 08/01/14[1]	375,000	423,750

Bermuda — 0.11%
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000	159,205

Brazil — 0.26%
Petrobras International Finance Co.,
6.875%, due 01/20/40	350,000	370,879

Canada — 1.97%
Anadarko Finance Co.,
Series B, 7.500%, due 05/01/31	490,000	565,983
Canadian National Railway Co.,
6.900%, due 07/15/28	285,000	340,044
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	435,000	448,018
EnCana Corp.,
6.500%, due 02/01/38	250,000	267,565
Petro-Canada,
6.800%, due 05/15/38	520,000	586,523
TransCanada PipeLines Ltd.,
7.125%, due 01/15/19	500,000	612,759

Total Canada corporate bonds		2,820,892

Cayman Islands — 2.03%
Transocean, Inc.,
6.800%, due 03/15/38	535,000	574,437
7.500%, due 04/15/31	575,000	647,471
Vale Overseas Ltd.,
4.625%, due 09/15/20	1,700,000	1,690,714

Total Cayman Islands corporate bonds		2,912,622

France — 0.25%
Electricite De France,
6.950%, due 01/26/39[1]	300,000	350,906

Luxembourg — 1.20%
Covidien International Finance SA,
4.200%, due 06/15/20	440,000	448,276
Enel Finance International SA,
6.000%, due 10/07/39[1]	365,000	329,811
Telecom Italia Capital SA,
6.375%, due 11/15/33	1,060,000	945,248

Total Luxembourg corporate bonds		1,723,335

Malaysia — 0.13%
Petronas Capital Ltd.,
5.250%, due 08/12/19[1]	175,000	188,493

Mexico — 1.27%
America Movil SAB de CV,
5.000%, due 03/30/20	625,000	651,999
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	685,000	751,107
Petroleos Mexicanos,
6.500%, due 06/02/41[1]	410,000	416,005

Total Mexico corporate bonds		1,819,111

Netherlands — 0.50%
EDP Finance BV,
6.000%, due 02/02/18[1]	350,000	323,839
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26[1]	350,000	396,264

Total Netherlands corporate bonds		720,103

Netherlands Antilles — 0.36%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	500,000	514,504

Qatar — 0.38%
Qtel International Finance Ltd.,
7.875%, due 06/10/19[1]	455,000	546,000

South Africa — 0.17%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	250,000	246,153

Sweden — 0.15%
Nordea Bank AB,
4.875%, due 05/13/21[1]	230,000	220,885

Switzerland — 0.28%
Credit Suisse,
6.000%, due 02/15/18	370,000	399,253

United Kingdom — 2.74%
Barclays Bank PLC,
5.140%, due 10/14/20	305,000	289,266
6.750%, due 05/22/19	385,000	432,182
BP Capital Markets PLC,
3.875%, due 03/10/15	740,000	779,332
British Telecommunications PLC,
9.875%, due 12/15/30	555,000	762,418
HSBC Bank PLC,
3.100%, due 05/24/16[1]	215,000	213,579
Lloyds TSB Bank PLC,
6.375%, due 01/21/21	330,000	343,548
Royal Bank of Scotland PLC,
5.625%, due 08/24/20	380,000	380,159
Vodafone Group PLC,
5.450%, due 06/10/19	325,000	361,213
6.150%, due 02/27/37	340,000	364,825

Total United Kingdom corporate bonds		3,926,522

United States — 54.37%
AEP Texas Central Co.,
Series E, 6.650%, due 02/15/33	495,000	541,956
Aflac, Inc.,
6.450%, due 08/15/40	325,000	322,482
Allergan, Inc.,
5.750%, due 04/01/16	495,000	564,820
Allstate Corp.,
5.350%, due 06/01/33	575,000	557,024
Alltel Corp.,
7.875%, due 07/01/32	300,000	393,962
Ally Financial, Inc.,
6.875%, due 09/15/11	202,000	203,515
Altria Group, Inc.,
9.700%, due 11/10/18	310,000	407,378
9.950%, due 11/10/38	480,000	674,422
American Express Credit Corp.,
5.125%, due 08/25/14	1,000,000	1,091,321
American International Group, Inc.,
5.850%, due 01/16/18	800,000	837,101
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	375,000	391,292
Anheuser-Busch Cos., Inc.,
6.450%, due 09/01/37	400,000	453,608
Apache Corp.,
5.100%, due 09/01/40	625,000	600,324
Archer-Daniels-Midland Co.,
7.000%, due 02/01/31	300,000	362,922

AT&T, Inc.,
6.500%, due 09/01/37	2,550,000	2,770,723
AXA Financial, Inc.,
7.000%, due 04/01/28	165,000	176,662
Bank of America Corp.,
5.420%, due 03/15/17	1,300,000	1,326,204
5.625%, due 07/01/20	225,000	232,315
Bank of America N.A.,
6.000%, due 10/15/36	250,000	240,885
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	1,310,000	1,555,613
BorgWarner, Inc.,
4.625%, due 09/15/20	750,000	764,362
Burlington Northern Santa Fe LLC,
5.400%, due 06/01/41	480,000	471,636
Capital One Bank USA N.A.,
8.800%, due 07/15/19	75,000	92,043
Capital One Capital VI,
8.875%, due 05/15/40	225,000	232,067
Capital One Financial Corp.,
7.375%, due 05/23/14	500,000	570,918
Caterpillar, Inc.,
3.900%, due 05/27/21	330,000	330,043
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	285,000	319,640
CenturyLink, Inc.,
Series P, 7.600%, due 09/15/39	200,000	192,376
Cisco Systems, Inc.,
5.900%, due 02/15/39	655,000	692,037
Citigroup, Inc.,
6.125%, due 05/15/18	810,000	891,996
8.125%, due 07/15/39	775,000	969,810
Comcast Corp.,
6.950%, due 08/15/37	2,250,000	2,539,967
ConocoPhillips,
6.500%, due 02/01/39	925,000	1,080,531
Consolidated Edison Co., Inc.,
7.125%, due 12/01/18	400,000	492,122
Corning, Inc.,
5.750%, due 08/15/40	350,000	349,190
CVS Caremark Corp.,
6.125%, due 09/15/39	425,000	435,709
6.250%, due 06/01/27	500,000	552,349
Daimler Finance North America LLC,
8.500%, due 01/18/31	845,000	1,142,555
DirecTV Holdings LLC,
6.000%, due 08/15/40	375,000	380,211
6.375%, due 03/01/41	265,000	282,935
Discover Bank,
8.700%, due 11/18/19	250,000	301,590
Discovery Communications LLC,
3.700%, due 06/01/15	350,000	368,267
Dominion Resources, Inc.,
Series B, 5.950%, due 06/15/35	495,000	523,137
Dow Chemical Co.,
8.550%, due 05/15/19	250,000	322,361
DTE Energy Co.,
6.350%, due 06/01/16	500,000	579,852
Duke Energy Carolinas LLC,
6.050%, due 04/15/38	350,000	387,342
Eli Lilly & Co.,
5.500%, due 03/15/27	285,000	306,828
Enterprise Products Operating LLC,
6.125%, due 10/15/39	500,000	508,471
ERAC USA Finance Co.,
7.000%, due 10/15/37[1]	440,000	484,144
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	150,000	158,332
Florida Power Corp.,
6.350%, due 09/15/37	215,000	246,115
Ford Motor Co.,
7.450%, due 07/16/31	1,000,000	1,133,637
FPL Group Capital, Inc.,
6.650%, due 06/15/67[2]	200,000	200,000
Genworth Financial, Inc.,
7.625%, due 09/24/21	300,000	303,488
Georgia-Pacific LLC,
5.400%, due 11/01/20[1]	270,000	275,166

Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	1,026,000	1,116,640
6.750%, due 10/01/37	570,000	569,990
Harris Corp.,
6.375%, due 06/15/19	200,000	228,981
Hartford Financial Services Group, Inc.,
6.300%, due 03/15/18	840,000	913,419
Hasbro, Inc.,
6.350%, due 03/15/40	365,000	377,301
HSBC Bank USA N.A.,
4.875%, due 08/24/20	250,000	246,134
5.625%, due 08/15/35	855,000	815,502
International Lease Finance Corp.,
7.125%, due 09/01/18[1]	750,000	802,500
International Paper Co.,
7.500%, due 08/15/21	365,000	426,628
JP Morgan Chase Capital XXII,
Series V, 6.450%, due 02/02/37	475,000	478,599
JP Morgan Chase Capital XXV,
Series Y, 6.800%, due 10/01/37	1,100,000	1,088,035
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	710,000	686,956
Kraft Foods, Inc.,
6.875%, due 02/01/38	430,000	497,463
6.875%, due 01/26/39	440,000	507,407
Kroger Co.,
6.900%, due 04/15/38	650,000	750,839
Laboratory Corp of America Holdings,
4.625%, due 11/15/20	300,000	304,679
Lehman Brothers Holdings, Inc.,
6.750%, due 12/28/17[3,4]	585,000	0
6.875%, due 05/02/18[4]	785,000	210,969
Life Technologies Corp.,
6.000%, due 03/01/20	135,000	146,471
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39[1]	275,000	380,995
Merck & Co., Inc.,
6.400%, due 03/01/28	520,000	610,078
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	400,000	416,640
6.875%, due 04/25/18	1,015,000	1,123,014
MetLife, Inc.,
6.400%, due 12/15/36	525,000	511,875
Morgan Stanley,
5.500%, due 01/26/20	320,000	324,170
Series F,
5.625%, due 09/23/19	575,000	590,036
6.625%, due 04/01/18	685,000	754,591
Motiva Enterprises LLC,
6.850%, due 01/15/40[1]	340,000	392,178
National Rural Utilities Cooperative Finance Corp.,
10.375%, due 11/01/18	160,000	221,588
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31[1]	400,000	444,097
9.375%, due 08/15/39[1]	120,000	148,883
News America, Inc.,
6.200%, due 12/15/34	695,000	709,781
7.750%, due 12/01/45	350,000	418,206
Norfolk Southern Corp.,
5.590%, due 05/17/25	200,000	216,083
NuStar Logistics LP,
7.650%, due 04/15/18	975,000	1,164,610
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	425,000	496,692
7.000%, due 09/01/22	380,000	453,041
ONEOK Partners LP,
8.625%, due 03/01/19	215,000	273,333
Oracle Corp.,
6.500%, due 04/15/38	550,000	637,757
Owens Corning,
6.500%, due 12/01/16	475,000	516,839
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	540,000	570,996
8.250%, due 10/15/18	275,000	352,969

Pacific Life Insurance Co.,
9.250%, due 06/15/39[1]	350,000	456,123
PepsiCo, Inc.,
7.900%, due 11/01/18	56,000	72,170
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,200,000	1,349,610
Principal Financial Group, Inc.,
8.875%, due 05/15/19	295,000	375,246
Progressive Corp.,
6.250%, due 12/01/32	275,000	287,706
Prudential Financial, Inc.,
Series C, 5.400%, due 06/13/35	295,000	270,242
Series D, 6.100%, due 06/15/17	505,000	567,186
PSEG Power LLC,
8.625%, due 04/15/31	695,000	893,094
Qwest Corp.,
7.625%, due 06/15/15	340,000	384,200
Republic Services, Inc.,
6.200%, due 03/01/40	425,000	446,186
Reynolds American, Inc.,
7.250%, due 06/15/37	425,000	458,009
Safeway, Inc.,
7.450%, due 09/15/27	725,000	827,901
SC Johnson & Son, Inc.,
4.800%, due 09/01/40[1]	555,000	502,874
Southern California Edison Co.,
6.650%, due 04/01/29	320,000	366,481
Southern Copper Corp.,
6.750%, due 04/16/40	250,000	243,202
Southern Natural Gas Co.,
8.000%, due 03/01/32	430,000	538,801
Southwestern Electric Power Co.,
6.450%, due 01/15/19	500,000	566,492
Sprint Capital Corp.,
6.875%, due 11/15/28	200,000	189,500
SunTrust Bank,
7.250%, due 03/15/18	335,000	386,480
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	295,000	322,777
Target Corp.,
6.500%, due 10/15/37	185,000	211,406
7.000%, due 07/15/31	305,000	365,577
7.000%, due 01/15/38	105,000	125,693
Time Warner Cable, Inc.,
6.550%, due 05/01/37	305,000	323,975
7.300%, due 07/01/38	600,000	697,448
8.750%, due 02/14/19	410,000	522,426
Time Warner, Inc.,
7.625%, due 04/15/31	1,030,000	1,235,771
Travelers Property Casualty Corp.,
6.375%, due 03/15/33	350,000	380,587
Tupperware Brands Corp.,
4.750%, due 06/01/21[1]	355,000	350,053
Union Electric Co.,
6.700%, due 02/01/19	340,000	399,240
Union Pacific Corp.,
5.780%, due 07/15/40	180,000	188,634
United Technologies Corp.,
5.700%, due 04/15/40	500,000	535,572
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	865,000	989,072
Valero Energy Corp.,
6.625%, due 06/15/37	130,000	135,545
7.500%, due 04/15/32	400,000	446,706
Verizon Communications, Inc.,
6.900%, due 04/15/38	195,000	223,695
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	1,085,000	1,247,940
Virginia Electric & Power Co.,
6.350%, due 11/30/37	165,000	188,460
Wal-Mart Stores, Inc.,
6.500%, due 08/15/37	600,000	689,089
Washington Mutual Bank,
5.500%, due 01/15/13[4]	750,000	937
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17[1,2,4,5,6,7]	1,300,000	26,000

Waste Management, Inc.,
6.100%, due 03/15/18	700,000	793,943
WellPoint, Inc.,
5.850%, due 01/15/36	380,000	387,523
7.000%, due 02/15/19	250,000	298,604
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	750,000	763,825
Wells Fargo Capital X,
5.950%, due 12/15/36	475,000	464,681
Williams Cos., Inc.,
8.750%, due 03/15/32	285,000	362,383
Williams Partners LP,
6.300%, due 04/15/40	275,000	285,092
Wisconsin Power & Light Co.,
7.600%, due 10/01/38	175,000	233,618
WM Wrigley Jr. Co.,
3.700%, due 06/30/14[1]	465,000	483,119
Xerox Corp.,
6.350%, due 05/15/18	540,000	618,979

Total United States corporate bonds		77,962,594

Total corporate bonds (cost $91,441,732)		95,775,596

Asset-backed securities — 0.60%
United States — 0.60%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.386%, due 08/25/35[2]	99,153	94,357
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3,
6.150%, due 06/15/39	390,000	460,659
Continental Airlines, Inc.,
Series 2009-2, Class A,
7.250%, due 11/10/19	285,575	307,707

Total asset-backed securities (cost $750,596)		862,723

Commercial mortgage-backed securities — 1.06%
United States — 1.06%
Banc of America Commercial Mortgage, Inc.,
Series 2007-2, Class AM,
5.833%, due 04/10/49[2]	475,000	449,740
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,100,000	1,065,358

Total commercial mortgage-backed securities (cost $890,438)		1,515,098

Mortgage & agency debt securities —5.44%
United States — 5.44%
Federal Home Loan Mortgage Corp.,[8]
3.750%, due 03/27/19	2,500,000	2,645,317
5.000%, due 01/30/14	30,000	33,206
Federal Home Loan Mortgage Corp. Gold Pools,[8]
#E01127,
6.500%, due 02/01/17	53,220	57,735
Federal National Mortgage Association Pools,[8]
#AE1568,
4.000%, due 09/01/40	994,980	996,385
#688066,
5.500%, due 03/01/33	198,194	217,346
#793666,
5.500%, due 09/01/34	1,052,162	1,145,360
#802481,
5.500%, due 11/01/34	165,623	180,310
#596124,
6.000%, due 11/01/28	128,001	141,990
#253824,
7.000%, due 03/01/31	70,052	80,698
Federal National Mortgage Association Re-REMIC,[8]
Series 1993-106, Class Z,
7.000%, due 06/25/13	15,070	15,773

Government National Mortgage Association Pools,
#701813,
4.500%, due 04/15/39	614,230	650,828
#781029,
6.500%, due 05/15/29	40,642	46,406
GSR Mortgage Loan Trust,
Series 2006-2F, Class 3A4,
6.000%, due 02/25/36	1,277,969	1,112,178
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-18, Class A2,
5.250%, due 12/25/33	472,323	482,874

Total mortgage & agency debt securities (cost $7,588,846)		7,806,406

Municipal bonds — 5.87%
California — 1.22%
Los Angeles Unified School District
6.758%, due 07/01/34	150,000	169,365
State of California, General Obligation Bonds,
6.650%, due 03/01/22	300,000	335,772
7.300%, due 10/01/39	570,000	637,363
7.550%, due 04/01/39	365,000	419,640
University of California Revenue Bonds,
Series 2009, 5.770%, due 05/15/43	195,000	193,021

		1,755,161

Illinois — 1.40%
Illinois State Taxable Pension
5.100%, due 06/01/33	2,350,000	2,002,834

New Jersey — 2.63%
New Jersey Economic Development Authority Revenue Bonds,
Series B, 4.487%, due 02/15/18[9]	5,000,000	3,606,650
New Jersey State Turnpike Authority Revenue Bonds
Series F, 7.414%, due 01/01/40	140,000	170,194

		3,776,844

New York — 0.19%
New York State Urban Development Corp. Revenue Bonds
5.770%, due 03/15/39	265,000	274,707

Pennsylvania — 0.21%
Commonwealth of Pennsylvania
5.350%, due 05/01/30
(cost $294,993)	300,000	296,124

Tennessee — 0.22%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds,
6.731%, due 07/01/43	300,000	312,579

Total municipal bonds (cost $7,848,892)		8,418,249

US government obligations — 16.57%
US Treasury Bond,
4.750%, due 02/15/41	12,790,000	13,595,374
US Treasury Notes,
0.500%, due 05/31/13	705,000	705,744
0.750%, due 03/31/13	5,440,000	5,471,879
1.750%, due 05/31/16	2,495,000	2,498,892
1.875%, due 06/30/15	220,000	225,156
3.125%, due 05/15/21	1,265,000	1,261,445

Total US government obligations (cost $24,055,696)		23,758,490

Non-US government obligations — 2.32%
Brazil — 1.56%
Brazilian Government International Bond,
8.250%, due 01/20/34	900,000	1,237,500
8.875%, due 04/15/24	700,000	999,250

		2,236,750

Mexico — 0.76%
United Mexican States,
8.300%, due 08/15/31	800,000	1,096,000

Total Non-US government obligations (cost $2,871,554)		3,332,750

Total bonds (cost $135,447,754)		141,469,312

	Shares

Preferred stock — 0.03%
United States — 0.03%
Ally Financial, Inc.
7.000%[1,10]
(cost $34,713)	42	39,472

Short-term investment — 0.26%
Investment company — 0.26%
UBS Cash Management Prime Relationship Fund[11]
(cost $376,448)	376,448	376,448

Total investments[12]— 98.95%
(cost $135,858,915)		141,885,232
Cash and other assets, less liabilities — 1.05%		1,500,919

Net assets — 100.00%		$143,386,151

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$10,235,557
Gross unrealized depreciation	(4,209,240)

Net unrealized appreciation of investments	$6,026,317

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $8,195,136 or 5.72% of net assets.
[2]	Variable or floating rate security — The interest rate shown is the current rates as of June 30, 2011 and changes periodically.
[3]	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2011, the value of this security amounted to $0 or 0.00% of net assets.
[4]	Security is in default.
[5]	Security is illiquid. At June 30, 2011, the value of this security amounted to $26,000 or 0.02% of net assets.
[6]	This security, which represents 0.02% of net assets as of June 30, 2011, is considered restricted. (See restricted security table below for more information.)

Acquisition
			cost as a		Value
		Acquisition	percentage of	Value	as a percentage of
Restricted security	Acquisition date	cost	net assets	06/30/11	net assets

Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/19/07-11/02/07	$1,299,750	0.91%	$26,000	0.02%

[7]	Perpetual bond security. The maturity date reflects the next call date.
[8]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[9]	Rate shown reflects annualized yield at June 30, 2011 on zero coupon bond.
[10]	This security is subject to perpetual call and may be called in full or partially on or anytime after December 31, 2011.
[11]	The table below details the Fund’s investments in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Cash Management Prime Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		nine months	nine months		nine months
	Value	ended	ended	Value	ended
Security description	09/30/10	06/30/11	06/30/11	06/30/11	06/30/11

UBS Cash Management Prime Relationship Fund	$3,298,054	$36,887,050	$39,808,656	$376,448	$4,177

[12]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities and instruments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820 investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fun’s custodian.

GSR	Goldman Sachs Residential
Re-REMIC	Combined Real Estate Mortgage Investment Conduit

US Generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfer in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments:

	Measurements at 06/30/11

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$95,749,596	$26,000	$95,775,596
Asset-backed securities	—	862,723	—	862,723
Commercial mortgage-backed securities	—	1,515,098	—	1,515,098
Mortgage & agency debt securities	—	7,806,406	—	7,806,406
Municipal bonds	—	8,418,249	—	8,418,249
US government obligations	—	23,758,490	—	23,758,490
Non-US government obligations	—	3,332,750	—	3,332,750
Preferred stock	—	39,472	—	39,472
Short-term investment	—	376,448	—	376,448

Total	$—	$141,859,232	$26,000	$141,885,232

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurement using unobservable inputs (level 3)

	Corporate bonds	Total

Assets
Beginning balance	$94,250	$94,250
Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Accrued discounts (premiums)	(2,149)	(2,149)
Total realized gain (loss)	(418)	(418)
Net change in unrealized appreciation/depreciation	(65,683)	(65,683)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$26,000	$26,000

The change in unrealized appreciation/depreciation relating to the Level 3 investments still held at June 30, 2011 was $(65,683).

For more information regarding the Fund’s other significant accounting policies, please refer to Fund’s semiannual report dated March 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fort Dearborn Income Securities, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	August 29, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer & Principal Accounting Officer

Date:	August 29, 2011